Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,960		$ 1,962
Warranty and campaign programs	951	$ 919	1,020	$ 1,123	$ 1,096	$ 1,111
Marketing and sales incentive programs	1,282		1,413
Tax payables	750		680
Accrued expenses and Deferred income	554		731
Accrued employee benefits	684		669
Legal reserves and other provisions	402		410
Contract reserve	403		390
Restructuring reserve	45		95
Other	616		689
Total	$ 7,647		$ 8,059